Organization and Summary of Significant Accounting Policies (Details 1) (Mexican peso option contracts [Member], Not Designated as Hedging Instruments [Member], USD $)
In Thousands, unless otherwise specified
	Jul. 03, 2011 Other current assets [Member]	Jul. 01, 2012 Other current liabilities [Member]
Fair market value of all outstanding Mexican peso option contracts
Not designated as hedging instruments, assets, at fair value	$ 245
Not designated as hedging instruments, current liabilities, at fair value		$ (395)